Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies Policy [Abstract]
Schedule of Intangible Assets Estimated Useful Lives

Amortization is recorded at rates intended to amortize the cost of the intangible assets over their estimated useful lives as follows:

Rate
Software - Internally generated	5 years straight line
Software licenses	5 years straight line
Technology assets - Acquired	10 years straight line
Customer relationships	7 to 10 years straight line
Regulatory licenses	5 years straight line
Brand and trade name	Indefinite